As filed with the Securities and Exchange Commission on July 29, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2010

Date of reporting period:  May 31, 2009

Item 1. Schedules of Investments.

American Trust Allegiance Fund
Schedule of Investments at May 31, 2009 (Unaudited)

Shares	COMMON STOCKS - 95.90%	Value

	Agricultural Products - 1.47%
6,700	Archer-Daniels-Midland Co.	$184,384

	Chemicals - 4.91%
3,500	Monsanto Co.	287,525
4,500	Praxair, Inc.	329,400
		616,925

	Commercial Services & Supplies - 3.77%
9,400	Iron Mountain, Inc.*	256,150
7,900	Waste Management, Inc.	217,961
		474,111

	Communications Equipment - 1.53%
2,450	Research In Motion Ltd.*#	192,668

	Computer Hardware - 5.95%
3,000	Apple, Inc.*	407,430
3,200	International Business Machines Corp.	340,096
		747,526

	Computer Software - 4.00%
8,200	Citrix Systems, Inc.*	257,562
11,700	Microsoft Corp.	244,413
		501,975

	Computers & Peripherals - 2.69%
9,840	Hewlett-Packard Co.	338,004

	Construction & Engineering - 3.15%
7,100	ABB Ltd. - ADR	116,866
10,500	Foster Wheeler Ltd.*#	278,460
		395,326

	Diversified Financial Services - 2.88%
7,800	State Street Corp.	362,310

	Diversified Telecommunication Services - 1.54%
7,800	AT&T, Inc.	193,362

	Electrical Equipment - 0.89%
3,500	Emerson Electric Co.	112,315

	Energy Equipment & Services - 6.47%
4,800	Diamond Offshore Drilling, Inc.	404,544
11,900	Noble Corp.#	409,003
		813,547

	Food Products - 2.20%
5,400	General Mills, Inc.	276,372

	Household Durables - 2.83%
14,600	Tupperware Brands Corp.	355,072

	Household Products - 9.29%
10,500	Avon Products, Inc.	278,880
7,527	Church & Dwight Co., Inc.	378,382
3,800	Clorox Co.	199,272
4,705	Colgate-Palmolive Co.	310,295
		1,166,829

	Independent Power Producer - 2.01%
11,200	NRG Energy, Inc.*	252,000

	Insurance - 6.57%
74	Berkshire Hathaway, Inc. - Class B*	219,928
13,620	Loews Corp.	368,421
8,900	Willis Group Holdings Ltd.#	237,007
		825,356

	Internet Services - 2.99%
900	Google, Inc. - Class A*	375,507

	IT Services - 2.31%
9,700	Accenture Ltd. - Class A#	290,321

	Machinery - 1.26%
5,500	AGCO Corp.*	158,730

	Metals & Mining - 2.21%
5,100	Freeport-McMoRan Copper & Gold, Inc.	277,593

	Networking Equipment - 1.81%
12,320	Cisco Systems, Inc.*	227,920

	Oil & Gas - 10.56%
6,200	Devon Energy Corp.	392,088
4,271	Exxon Mobil Corp.	296,194
4,819	Kinder Morgan Management, LLC*	216,325
9,600	Petroleo Brasileiro S.A. - Petrobras - ADR	422,688
		1,327,295

	Personal Products - 1.53%
8,300	Alberto-Culver Co.	192,892

	Renewable Energy - 3.33%
2,200	First Solar, Inc.*	418,000

	Semiconductors - 0.83%
6,600	Intel Corp.	103,752

	Specialty Retail - 5.04%
9,300	American Eagle Outfitters, Inc.	137,733
6,520	Nike, Inc. - Class B	371,966
6,025	Staples, Inc.	123,211
		632,910

	Utilities - Pipelines - 1.88%
14,700	Spectra Energy Corp.	235,935

	TOTAL COMMON STOCKS (Cost $11,629,789)	12,048,937

Shares	SHORT-TERM INVESTMENTS - 4.00%	Value

432,385	Fidelity Institutional Money Market Government Portfolio - Class I	432,385
161,832	Reserve Primary Fund - Class 45+‡	69,588
	TOTAL SHORT-TERM INVESTMENTS (Cost $594,217)	501,973

	Total Investments in Securities (Cost $12,224,006) - 99.90%	12,550,910
	Other Assets in Excess of Liabilities - 0.10%	12,539
	Net Assets - 100.00%	$12,563,449

* Non-income producing security.
# U.S. traded security of a foreign issuer.
+ Valued at a fair value in accordance with procedures established by the Fund's Board of Trustees.
‡ Illiquid security. As of May 31, 2009, the security had a value of $69,588 or 0.55% of net assets.
The security was acquired between April 21, 2008 and October 22, 2008, and has a cost of $161,832.
ADR - American Depository Receipt

The cost basis of investments for federal income tax purposes at May 31, 2009 was as follows**:

Cost of investments	$12,308,846

Gross unrealized appreciation	$1,579,149
Gross unrealized depreciation	(1,337,085)
Net unrealized appreciation	$242,064

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

FAS 157 – Summary of Fair Value Exposure at May 31, 2009

The Fund has adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”).  SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of May 31, 2009:

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$12,550,910	$12,481,322	$ -	$69,588

Total	$12,550,910	$12,481,322	$ -	$69,588

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments
in Securities
Balance as of 2/28/09	$100,723
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	41,271
Net purchases/(sales)	(72,406)
Balance as of 5/31/09	$69,588

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
                                                                   Douglas G. Hess, President

Date 7/13/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
                                                                   Douglas G. Hess, President

Date 7/13/2009

By (Signature and Title)* /s/ Cheryl L. King
                                                                   Cheryl L. King, Treasurer

Date 7/13/2009

* Print the name and title of each signing officer under his or her signature.